                            VARIABLE UNIVERSAL LIFE



                                 ANNUAL REPORT
                               DECEMBER 31, 1999



                           FUNDED BY NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST






                                 VOLUME 1 OF 2


                                    SENTRY'S

                                 SELF-DIRECTED

                                      LIFE


                      [SENTRY LIFE INSURANCE COMPANY LOGO]





32-301

Dear Policy Owner:                                             February 15, 2000

I am pleased to announce that as of January 7, 2000 the Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Institutional Series. The Variable Account no longer invests in Neuberger Berman Advisers Management Trust, Inc.

The investment managers for these new portfolios are: T. Rowe Price and Associates, Inc. and Janus Capital Corporation.

On January 7, 2000 each Sentry Life variable policy owner was sent a Notice of Substitution of Shares and a new contract prospectus. Please refer to your contract prospectus dated January 7, 2000 for a complete description of the following portfolios:

T. Rowe Price Fixed Income Series, Inc.
     -    T. Rowe Price Prime Reserve Portfolio
     -    T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Equity Series, Inc.
     -    T. Rowe Price Personal Strategy Balanced Portfolio

Janus Aspen Institutional Series
     -    Janus Aggressive Growth Portfolio

You may make transfers as you wish among the new portfolios without charge. To initiate a transfer, make a written request or call (800) 533-7827 to authorize a telephone transfer.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

/s/ Dale R. Schuh
Dale R. Schuh, President
Sentry Life Insurance Company

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                         SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1999


ASSETS:


Investments at market value:

   Neuberger Berman Advisers Management Trust:

     Liquid Asset Portfolio, 208,539
              shares (cost $208,539)                             $   208,539

     Growth Portfolio, 198,110
              shares (cost $5,015,604)                             7,383,501

     Limited Maturity Bond Portfolio, 13,631
              shares (cost $185,245)                                 180,508

     Balanced Portfolio, 88,903
              shares (cost $1,422,388)                             1,857,191
                                                                 -----------

              Total investments                                    9,629,739

Dividends receivable                                                     923
                                                                 -----------
              Total assets                                         9,630,662

LIABILITIES:

Accrued expenses                                                       2,018
                                                                 -----------
NET ASSETS                                                       $ 9,628,644
                                                                 ===========


   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Years ended December 31, 1999, 1998 and 1997



                                                              SUB-ACCOUNTS INVESTING IN:
                                                              --------------------------
                                                                      LIQUID ASSET                          GROWTH
                                                                       PORTFOLIO                           PORTFOLIO
                                                        ------------------------------------  -----------------------------------

                                                          1999          1998         1997         1999         1998        1997
                                                          ----          ----         ----         ----         ----        ----
Income:
         Dividends                                     $ 7,204         $ 7,551       $10,121  $        -   $        -  $        -
Expenses:
         Risk charges                                    1,794           1,740         2,305      55,295       45,238      37,804
                                                       -------         -------       -------  ----------   ----------  ----------
Net investment income (loss)                             5,410           5,811         7,816     (55,295)     (45,238)    (37,804)
                                                       -------         -------       -------  ----------   ----------  ----------
Realized gains (losses) on investments:
         Realized net investment gain (loss)                 -               -             -     100,296      130,456     143,719
         Capital gain distributions received                 -               -             -     263,051    1,138,697     264,588
                                                       -------         -------       -------  ----------   ----------  ----------
Realized gain (loss) on investments and
         capital gain distributions, net                     -               -             -     363,347    1,269,153     408,307
Unrealized appreciation (depreciation), net                  -               -             -   2,185,546     (607,832)    478,813
                                                       -------         -------       -------  ----------   ----------  ----------
Net increase in net assets from operations             $ 5,410         $ 5,811      $  7,816  $2,493,598   $  616,083  $  849,316
                                                       =======         =======      ========  ==========   ==========  ==========


   The accompanying notes are an integral part of these financial statements


                LIMITED MATURITY                               BALANCED
                BOND PORTFOLIO                                 PORTFOLIO                                  TOTAL
----------------------------------------     -----------------------------------------    ---------------------------------------
      1999          1998        1997           1999           1998           1997           1999            1998           1997
      ----          ----        ----           ----           ----           ----           ----            ----           ----
    $  9,279       $ 10,093   $   8,980      $  23,533       $  28,603      $   16,109    $   40,016    $    46,247    $   35,210

       1,826          1,731       1,647         15,401          13,274          10,422        74,316         61,983        52,178
    --------       --------   ---------      ---------       ---------      ----------    ----------    -----------    ----------
       7,453          8,362       7,333          8,132          15,329           5,687       (34,300)       (15,736)      (16,968)
    --------       --------   ---------      ---------       ---------      ----------    ----------    -----------    ----------

      (1,292)          (290)     (1,219)         9,272          14,003          15,467       108,276        144,169       157,967
           -              -           -         34,863         200,904          41,345       297,914      1,339,601       305,933
    --------       --------   ---------      ---------       ---------      ----------    ----------    -----------    ----------

      (1,292)          (290)     (1,219)        44,135         214,907          56,812       406,190      1,483,770       463,900
      (5,431)        (2,702)      2,465        394,033         (86,499)        100,185     2,574,148       (697,033)      581,463
    --------       --------   ---------      ---------       ---------      ----------    ----------    -----------    ----------
    $    730       $  5,370   $   8,579      $ 446,300       $ 143,737      $  162,684    $2,946,038    $   771,001    $1,028,395
    ========       ========   =========      =========       =========      ==========    ==========    ===========    ==========

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years ended December 31, 1999, 1998 and 1997


                                                              SUB-ACCOUNTS INVESTING IN:
                                                              --------------------------
                                                                     LIQUID ASSET                           GROWTH
                                                                      PORTFOLIO                            PORTFOLIO
                                                        ------------------------------------  -----------------------------------

                                                          1999          1998         1997         1999         1998        1997
                                                          ----          ----         ----         ----         ----        ----
Net increase (decrease) in net assets
from operations:
         Net investment income (loss)                   $  5,410    $   5,811    $   7,816  $   (55,295)  $  (45,238) $   (37,804)
         Realized gains (losses)                               -            -            -      363,347    1,269,153      408,307
         Unrealized appreciation (depreciation)                -            -            -    2,185,546     (607,832)     478,813
                                                        --------    ---------    ---------  -----------   ----------  -----------
Net increase in net assets from operations                 5,410        5,811        7,816    2,493,598      616,083      849,316
                                                        --------    ---------    ---------  -----------   ----------  -----------
Contract transactions:
         Purchase payments                               246,966      229,539      447,087      922,776      690,677      698,213
         Transfers between subaccounts, net             (183,953)    (200,831)    (427,134      141,942      134,665      304,525
         Withdrawals and surrenders                       (4,075)      (2,093)     (80,269)    (400,076)    (460,042)    (375,499)
         Monthly deductions                              (19,814)     (18,659)     (16,117)    (347,478)    (291,193)    (250,870)
         Policy loans                                       (142)        (282)         (60)    (232,500)     (27,406)     (32,746)
         Death benefits                                        -            -            -      (29,589)           -            -
                                                        --------    ---------    ---------  -----------   ----------  -----------
Net increase (decrease) in net assets
         derived from principal transactions              38,982        7,674      (76,493)      55,075       46,701      343,623
                                                        --------    ---------    ---------  -----------   ----------  -----------
Total increase (decrease) in net assets                   44,392       13,485      (68,677)   2,548,673      662,784    1,192,939
Net assets at beginning of year                          164,474      150,989      219,666    4,833,999    4,171,215    2,978,276
                                                        --------    ---------    ---------  -----------   ----------  -----------
Net assets at end of year                               $208,866    $ 164,474    $ 150,989  $ 7,382,672   $4,833,999  $ 4,171,215
                                                        ========    =========    =========  ===========   ==========  ===========



   The accompanying notes are an integral part of these financial statements


               LIMITED MATURITY                           BALANCED
               BOND PORTFOLIO                             PORTFOLIO                                 TOTAL
       ------------------------------        ----------------------------------     ------------------------------------
          1999      1998       1997              1999        1998       1997             1999         1998        1997
          ----      ----       ----              ----        ----       ----             ----         ----        ----
       $  7,453   $  8,362   $  7,333        $    8,132  $   15,329  $    5,687     $  (34,300)  $  (15,736)  $  (16,968)
         (1,292)      (290)    (1,219)           44,135     214,907      56,812        406,190    1,483,770      463,900
         (5,431)    (2,702)     2,465           394,033     (86,499)    100,185      2,574,148     (697,033)     581,463
       --------   --------   --------        ----------  ----------  ----------     ----------   ----------   ----------
            730      5,370      8,579           446,300     143,737     162,684      2,946,038      771,001    1,028,395
       --------   --------   --------        ----------  ----------  ----------     ----------   ----------   ----------
         28,494     24,332     20,154           275,290     222,905     176,611      1,473,526    1,167,453    1,342,065
          1,011     (2,103)       793            41,000      68,269     121,816              -            -            -
         (6,359)   (10,939)    (7,924)         (204,024)    (98,008)    (19,038)      (614,534)    (571,082)    (482,730)
        (11,956)   (11,050)   (11,054)         (112,051)   (109,415)    (93,257)      (491,299)    (430,317)    (371,298)
           (115)      (551)     1,987            (3,742)     (1,098)       (219)      (236,499)     (29,337)     (31,038)
              -          -         -             (4,163)          -           -        (33,752)           -            -
       --------   --------   --------        ----------  ----------  ----------     ----------   ----------   ----------
         11,075       (311)     3,956            (7,690)     82,653     185,913         97,442      136,717      456,999
       --------   --------   --------        ----------  ----------  ----------     ----------   ----------   ----------
         11,805      5,059     12,535           438,610     226,390     348,597      3,043,480      907,718    1,485,394
        168,556    163,497    150,962         1,418,135   1,191,745     843,148      6,585,164    5,677,446    4,192,052
       --------   --------   --------        ----------  ----------  ----------     ----------   ----------   ----------
       $180,361   $168,556   $163,497        $1,856,745  $1,418,135  $1,191,745     $9,628,644   $6,585,164   $5,677,446
       ========   ========   ========        ==========  ==========  ==========     ==========   ==========   ==========

NOTES TO FINANCIAL STATEMENTS
December 31, 1999, 1998 and 1997

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in the Trust are valued at the reported net asset values of the portfolios, which value their investment securities at fair value.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

December 31, 1999, 1998 and 1997

3. EXPENSES

   A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $2,018 at December 31, 1999.

   At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

   The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

   The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

December 31, 1999, 1998 and 1997

4. NET ASSETS

   At December 31, 1999 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                          ACCUMULATION   ACCUMULATION
                                             UNITS        UNIT VALUE         VALUE
                                          ------------   -------------       -----
          Liquid Asset Portfolio             12,542         $16.65        $  208,866
          Growth Portfolio                  149,488         $49.39        $7,382,672
          Limited Maturity Bond Portfolio     9,931         $18.16        $  180,361
          Balanced Portfolio                 60,712         $30.58        $1,856,745
                                                                          ----------
          Total net assets                                                $9,628,644
                                                                          ==========

   At December 31, 1999 significant concentrations of ownership were as follows:

                                               NUMBER OF
                                            CONTRACT OWNERS      PERCENTAGE OWNED
                                            ---------------      ----------------
          Liquid Asset Portfolio                   3                   44.4
          Limited Maturity Bond Portfolio          1                   29.2

   At December 31, 1998 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                          ACCUMULATION   ACCUMULATION
                                             UNITS        UNIT VALUE         VALUE
                                          ------------   ------------        -----
          Liquid Asset Portfolio             10,192        $16.14         $  164,474
          Growth Portfolio                  145,685        $33.18         $4,833,999
          Limited Maturity Bond Portfolio     9,319        $18.09         $  168,556
          Balanced Portfolio                 61,296        $23.14         $1,418,135
                                                                          ----------
          Total net assets                                                $6,585,164
                                                                          ==========

   At December 31, 1997 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                            ACCUMULATION    ACCUMULATION
                                               UNITS         UNIT VALUE          VALUE
                                            ------------    ------------         -----
          Liquid Asset Portfolio               9,691          $15.58           $150,989
          Growth Portfolio                   143,731           29.02          4,171,215
          Limited Maturity Bond Portfolio      9,339           17.51            163,497
          Balanced Portfolio                  57,188           20.84          1,191,745
                                                                             ----------
          Total net assets                                                   $5,677,446
                                                                             ==========

December 31, 1999, 1998 and 1997

5. PURCHASES AND SALES OF SECURITIES

   In 1999, purchases and proceeds on sales of the Trust's shares aggregated $2,187,782 and $1,826,660, respectively, and were as follows:

                               LIQUID ASSET       GROWTH         LIMITED MATURITY       BALANCED
                                PORTFOLIO        PORTFOLIO        BOND PORTFOLIO        PORTFOLIO      TOTAL
                               ------------      ---------       ----------------       ---------      -----
   Purchases                     $318,521        $1,391,451          $40,920            $436,890     $2,187,782
   Proceeds on sales             $274,587        $1,128,326          $22,563            $401,184     $1,826,660

   In 1998, purchases and proceeds on sales of the Trust's shares aggregated $2,839,658 and $1,379,167, respectively, and were as follows:

                                LIQUID ASSET      GROWTH         LIMITED MATURITY       BALANCED
                                 PORTFOLIO       PORTFOLIO        BOND PORTFOLIO        PORTFOLIO      TOTAL
                                ------------     ---------       ----------------       ----------     ------
   Purchases                     $272,325        $2,009,596           $35,610           $522,127     $2,839,658
   Proceeds on sales             $258,175        $  869,198           $27,828           $223,966     $1,379,167

   In 1997, purchases and proceeds on sales of the Trust's shares aggregated $2,245,774 and $1,500,435, respectively, and were as follows:

                                LIQUID ASSET      GROWTH         LIMITED MATURITY       BALANCED
                                 PORTFOLIO       PORTFOLIO        BOND PORTFOLIO        PORTFOLIO      TOTAL
                                -----------      ---------       ----------------       ---------      -----
   Purchases                     $501,151       $1,310,732           $32,033            $401,858    $2,245,774
   Proceeds on sales             $570,324         $740,521           $21,099            $168,491    $1,500,435


6. SUBSEQUENT EVENT

   On January 7, 2000, the Variable Account transferred assets from Neuberger Berman Advisers Management Trust to T. Rowe Price Fixed Income Series, Inc.,
   T. Rowe Price Equity Series, Inc., and Janus Aspen Institutional Series. The transfer had no effect on the Variable Life Account Portfolios' unit value or number of units.

                       REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE LIFE ACCOUNT I:

In our opinion, the accompanying combined statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1999, and the results of each of their operations and changes in each of their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/S/ PRICEWATERHOUSECOOPER L.L.P.

Chicago, Illinois
February 10, 2000

[SENTRY EQUITY SERVICES, INC. LOGO]
SENTRY EQUITY SERVICES, INC.
--------------------------------------
1800 North Point Drive
Stevens Point, WI 54481
1-800-533-7827